Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Tax rate	26.50%	26.50%	25.00%
Corporate tax on cash dividends distributed from exempted profits			25.00%
Withholding tax deduction from cash dividends distributed from benefited profits	20.00%	20.00%	15.00%
Non-Israeli subsidiaries' undistributed earnings for which Company has not provided for Israeli income and foreign withholding taxes	$ 1,846
Assumed deferred tax liability attributable to taxable temporary differences from non-Israeli subsidiaries'' undistributed earnings	$ 231
Research And Development Center [Member]
Income Tax Disclosure [Line Items]
Number of years of tax exemption		2 years
Maximum percent of taxable income for the plan		25.00%
Number of years of benefited tax rate under the alternative benefits method for the research and development center		8 years
Israel Tax Reform [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2016 and thereafter	25.00%
Preferred Enterprise [Member] | Development Area A [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2015 and thereafter	9.00%
Preferred Enterprise [Member] | Rest Of Country [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2015 and thereafter	16.00%
Beneficial Enterprise [Member]
Income Tax Disclosure [Line Items]
Tax exemption	$ 44,742	$ 44,892
Assumed income tax liability	$ 11,186	$ 11,223